Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant equity-based
incentives annually during the first calendar quarter. To date there has been no set program for the award of incremental
periodic grants, and our compensation committee retains
discretion to make equity awards at any time, including in
connection with the promotion of an executive, to reward an
executive for extraordinary performance or the assumption of additional responsibilities or for retention purposes. Our
compensation committee approves equity awards granted to
our NEOs on or before the grant date. The compensation
committee does not take material non-public information into account when determining the timing and terms of such
awards. We have not timed the disclosure of material
nonpublic information for the purpose or affecting the value of executive compensation. In 2024, we did not award any
stock options to our NEOs during any period beginning four
business days before the filing of a periodic report on Form
10-Q or Form 10-K or the filing or furnishing of a current
report on Form 8-K disclosing material non-public
information and ending one business day after the filing or
furnishing of such report with the Securities and Exchange
Commission.
Award Timing Method	We generally grant equity-based incentives annually during the first calendar quarter.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The compensation
committee does not take material non-public information into account when determining the timing and terms of such
awards. We have not timed the disclosure of material
nonpublic information for the purpose or affecting the value of executive compensation. In 2024, we did not award any
stock options to our NEOs during any period beginning four
business days before the filing of a periodic report on Form
10-Q or Form 10-K or the filing or furnishing of a current
report on Form 8-K disclosing material non-public
information and ending one business day after the filing or
furnishing of such report with the Securities and Exchange
Commission.
MNPI Disclosure Timed for Compensation Value	false